PREPAID EXPENSES AND OTHER RECEIVABLES (Details) - USD ($)		Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Prepaid Expense And Other Receivables [Line Items]
Prepaid expenses and other receivables		$ 92,236	$ 87,979	$ 120,661	$ 6,242	$ 18,172
Prepaid insurance		32,716	107,259	12,966	126,771	40,630
Sales taxes receivable	[1]	28,058	36,495	54,590	25,406	22,328
Prepaid Expense and Other Assets		$ 153,010	$ 231,733	$ 188,217	$ 158,419	$ 81,130

[1]	Sales tax receivable represents net harmonized sales taxes (HST) input tax credits receivable from the Government of Canada.